Income Taxes - Operating loss carryforwards (Details) ¥ in Thousands	Dec. 31, 2022 JPY (¥)
Income Taxes
Operating loss carryforwards expiring between 2023 and 2026	¥ 133,695
Operating loss carryforwards expiring between 2027 and 2030	160,948
Operating loss carryforwards expiring 2031 and thereafter	2,047,001
Total	¥ 2,341,644